Income Taxes - Summary of Unrecognized Gross Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Balance as of beginning of year	$ 2,019	$ 1,196	$ 584
Increase related to tax positions taken in prior periods	240	6
Increase related to tax positions taken in the current period	1,611	817	612
Balance as of end of year	$ 3,870	$ 2,019	$ 1,196